SCHEDULE OF FINANCING EXPENSES NET (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Interest income	$ (127)	$ 33	$ 65	$ 66
Change in fair value of marketable securities			88
Interest on loans			(93)
Share issuance expenses			(176)
Currency exchange differences			(37)	(14)
Bank charges and other finance expenses, net			(2)	(5)
Financing expenses net			$ (155)	$ 47